INCOME TAXES - Disclosure of effective tax benefit (expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Income Taxes [Abstract]
Loss before taxes on income	$ (14,672)	$ (37,058)	$ (24,137)
Tax rate	23.00%	23.00%	23.00%
Theoretical tax benefit	$ 3,375	$ 8,523	$ 5,551
Share-based payment expenses which are not deductible	(1,388)	(2,012)	(2,035)
Carry forward losses without deferred taxes recognition	(3,176)	(6,872)	(3,249)
Other	(26)	(90)	(899)
Effective tax expenses	$ (1,215)	$ (451)	$ (632)